CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
Gain (loss) on derivatives recorded in accumulated other comprehensive income, tax	$ 1	$ 0	$ 0
Foreign currency translation adjustments, tax	5	0	0
Defined benefit plan adjustments, tax	$ 177	$ 5	$ 0